Summarizes Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Investments USD ($)	Mar. 31, 2012 Investments JPY (¥)	Mar. 31, 2011 Investments JPY (¥)	Mar. 31, 2010 Investments JPY (¥)	Mar. 31, 2012 Derivative financial instruments USD ($)	Mar. 31, 2012 Derivative financial instruments JPY (¥)	Mar. 31, 2011 Derivative financial instruments JPY (¥)	Mar. 31, 2010 Derivative financial instruments JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	$ 83	¥ 6,794	¥ 19,026	¥ 13,847			¥ 13,134	¥ 19,581	$ 83	¥ 6,794	¥ 5,892	¥ (5,734)
Total gains (losses)
Included in earnings	78	6,476	31,771	24,416			433	(641)	78	6,476	31,338	25,057
Included in other comprehensive income			779	(99)			779	(99)
Purchases and issuances
Purchases, issuances and settlements			(9,191)	(19,958)			(810)	(6,376)			(8,381)	(13,582)
Settlements	(47)	(3,832)							(47)	(3,832)
Other	(36)	(3,015)	(35,591)	820	21	1,684	(13,536)	669	(57)	(4,699)	(22,055)	151
Balance at end of year	$ 78	¥ 6,423	¥ 6,794	¥ 19,026	$ 21	¥ 1,684		¥ 13,134	$ 57	¥ 4,739	¥ 6,794	¥ 5,892